Summary of Principal Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Principal Accounting Policies [Abstract]
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in conformity with United States generally accepted accounting principle (“US GAAP”).

Basis of consolidation

The consolidated financial statements comprise the financial statements of the Group and its subsidiaries. All intercompany transactions and balances are eliminated upon consolidation.

The Group evaluates its business activities and arrangements with the entities that operate the franchised-and-managed hotels to identify potential variable interest entities. Generally, these entities qualify for the business scope exception; therefore, consolidation is not appropriate under the variable interest entity consolidation guidance.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences could be material to the consolidated financial statements.

The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for credit losses of financial instruments, fair value measurement and impairment of investments, the useful lives and impairment of property, plant and equipment and intangible assets, valuation allowance for deferred tax assets, impairment of goodwill and indefinite-lived intangible asset, average life of memberships, estimates involved in the accounting for its membership program and discount rate used to measure lease liabilities.

Cash and cash equivalents

Cash and cash equivalents include cash on hand and demand deposits placed with commercial banks or other financial institutions and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted cash

Restricted cash comprise of deposits pledged with banks as security in relation to the guarantees for prepaid cards and deposits restricted due to lawsuits.

Investments

Short-term investments

Short-term investments include time deposits with maturities of less than one year and investments in wealth management products, where certain deposits with variable interest rates or where principal amounts are not guaranteed, placed with certain financial institutions. The Group accounts for short-term investments in debt in accordance with ASC topic 320, Investments—Debt Securities (“ASC 320”). The Group classifies the short-term investments in debt as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities, are included in earnings. Any realized gains or losses on the sale of the short-term investments, are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized. The securities that the Group has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost.

Investments in equity securities

The Group accounts for its investments in equity securities in accordance with ASC Subtopic 321, Investments – Equity Securities (“ASC 321”). These securities have readily determinable fair values and are generally held for resale in anticipation of short-term market movements and therefore the Group classifies them as investment in equity securities in current assets which are carried at fair value at each balance sheet date. Gains and losses unrealized are included in “(Loss) gains on equity securities held ” in the consolidated statements of comprehensive income.

Long-term time deposits

Long-term time deposits comprise of deposits placed with certain bank with a maturity of one to three years. Unrealized gains from long-term time deposit of RMB 4,485,000, RMB 6,411,249 and RMB 7,300,400 (USD 1,043,943) were recognized for the years ended December 31, 2023, 2024 and 2025, respectively. As of December 31, 2024 and 2025, RMB 285,570,000 and RMB 285,570,000 (USD 40,835,967), respectively, was pledged with banks as security in relation to the guarantee for the long-term bank loans and restricted to use (Note 14).

Long-term investments

The Group’s long-term investments consist of equity-method investments, equity investments with and without readily determinable fair values and an available-for-sale debt investment.

Investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC Topic 323, Investments-Equity Method and Joint Ventures (“ASC 323”). The share of earnings or losses of the investee are recognized in the consolidated statements of comprehensive income. Equity method adjustments include the Group’s proportionate share of investee income or loss, adjustments to recognize certain differences between the Group’s carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. The Group assesses its equity investment for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information.

Investments in equity securities that have readily determinable fair values (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are measured at fair value, with unrealized gains and losses from fair value changes recognized in “(Loss) gains on equity securities held” in the consolidated statements of comprehensive income.

For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative under ASC 321 to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. These investments are measured at fair value on a nonrecurring basis when an orderly transaction for identical or similar investments of the same issuer was identified or when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the amount by which the carrying value exceeds the fair value of the investment. The non-recurring fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Group. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3).

The available-for-sale debt investment is redeemable shares issued by a private company that is redeemable any time at the Group’s option, which are remeasured at fair value. All changes in the carrying amount of these debt investments are recognized in other comprehensive income. An impairment loss on the available-for-sale debt investments, if any, is recognized in earnings when the decline in value is determined to be other-than-temporary. The amount of the total other-than-temporary impairment related to the credit loss shall be recognized in earnings. The amount of the total other-than-temporary impairment related to other factors shall be recognized in other comprehensive income (loss), net of applicable taxes.

Accounts receivable, net

Accounts receivable are carried at the original invoice amounts less allowances for credit losses and the charges to the allowances are recorded as “General and administrative expenses” in the consolidated statements of comprehensive income. On January 1, 2023, the Group adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). The adoption of the guidance resulted in a cumulative-effect adjustment to increase the opening balance of accumulated losses on January 1, 2023, by RMB 20,112,051, primarily with respect to the allowance for credit losses for loans receivable and accounts receivable. After the adoption of ASU 2016-13, the allowance for credit losses for accounts receivable is based upon the current expected credit losses (“CECL”) model. The CECL model requires an estimate of the credit losses expected over the life of accounts receivable since initial recognition, and accounts receivable with similar risk characteristics are grouped together when estimating CECL. In assessing the CECL, the Group applies a roll rate-based method that considers historical collectability based on past due status, the age of the balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers.

Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Loans receivable, net

Loans receivable are carried at the original loan principal balances less allowance for uncollectible accounts. The accrued interests, gross and net of allowances, are insignificant for all the periods presented. The Group classified loans receivable as long-term or short-term investments according to their contractual maturity. The estimated credit losses charged to the allowance is classified as “Other general expenses” in the consolidated statements of comprehensive income. The Group assesses collectability of its loans receivable individually or on a collective basis where similar characteristics exist. In determining the amount of the allowance for credit losses, the Group applies a roll rate-based method and adjusted for various qualitative factors that reflect current conditions and reasonable and supportable forecasts of future economic conditions.

Property, plant and equipment, net

Land is not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired. Property, plant and equipment with finite lives are stated at cost less accumulated depreciation and any recorded impairment. Depreciation of property, plant and equipment is provided using the straight-line method over the following expected useful lives:

Leasehold improvements	Over the shorter of the lease term or estimated useful lives
Buildings and plants	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Construction in progress represents leasehold improvements under construction or being installed and is stated at cost. Cost comprises original cost of property, plant and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred, whereas the costs of betterments that extend the useful life of property, plant and equipment are capitalized as additions to the related assets. Gain or loss on disposal of property, plant and equipment, if any, is recognized in the consolidated statements of comprehensive income as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Intangible assets

Intangible assets with finite lives are carried at cost less accumulated amortization and any recorded impairment. Intangible assets with indefinite useful lives are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired in accordance with ASC Subtopic 350-30, Intangibles-Goodwill and Other: General Intangibles Other than Goodwill. The Group at the end of each reporting period evaluates whether events and circumstances continue to support the indefinite useful life of relevant intangible assets. If the assets are determined to be impaired, they are written down to their fair values.

Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion and are measured at fair value upon acquisition. Reacquired rights represent the franchise right the Group previously granted to the acquiree through franchise agreements and are amortized over the next renewal date in the applicable agreement.

Amortization is computed using the straight-line method over the following estimated useful lives:

Finite-lived trademarks	10 years
Technology	10 years
Network rights	10 years
Purchased software	5-10 years
Reacquired rights	the remaining franchise term

Goodwill

Goodwill represents the excess of the purchase price over the fair values of the identifiable assets acquired less liabilities assumed of an acquired business. Goodwill arose from business combinations is not amortized but instead tested for impairment at the reporting unit level at least annually, or more frequently if certain circumstances indicate a possible impairment may exist. A reporting unit is an operating segment or one level below the operating segment. As of December 31, 2024 and 2025, the Group has three reporting units, consisting of hotel business, Da Niang business and Bellagio business.

The Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test in accordance with ASC Subtopic 350-20, Testing Goodwill for Impairment. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is conducted. The quantitative impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess.

On disposal of a portion of reporting unit that constitutes a business, the attributable amount of goodwill is included in the determination of the amount of gain or loss recognized upon disposal. When the Group disposes of a business within the reporting unit, the amount of goodwill disposed is measured on the basis of the relative fair value of the business disposed and the portion of the reporting unit retained.

Impairment of long-lived assets

The Group evaluates the recoverability of its long-lived assets for impairment individually or as a group at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of the other assets and liabilities. Whenever events or changes in circumstances indicate that their carrying amount may not be recoverable, the Group compares the carrying amount of the asset (or group of assets) to the sum of future undiscounted net cash flows expected to result from the use of the asset (or group of assets) and its eventual disposition. If the carrying amount is higher than the sum of undiscounted future cash flows, an impairment loss is measured based on the excess of the carrying amount of the asset (or group of assets) over its fair value and recorded in “Other general expenses” in the consolidated statements of comprehensive income. The carrying amount of the asset (or the long-lived assets in the asset group on a pro rata basis using the relative carrying amounts is reduced to the extent not lower than the fair value of the asset. The adjusted carrying amounts after an impairment charge represent the new cost basis and is depreciated over the remaining useful lives. Fair values of the long-lived assets (or groups of assets) were estimated by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which were classified as level 3 inputs under the fair value hierarchy. In consideration of the operating losses of certain hotels, the Group recognized impairment losses of RMB 40,559,449, RMB 12,600,000 and RMB 20,893,149 (USD 2,987,681) for the years ended December 31, 2023, 2024 and 2025, respectively, which were all charged to the long-lived assets (excluding indefinite-lived intangible asset, Note 10) in hotel business segment.

Revenue recognition

Leased and operated hotel revenues

Revenues from leased-and-operated hotels are derived from hotel operations primarily including the rental of rooms. Each of these services represent an individual performance obligation and, in exchange for these services, the Group receives fixed amounts based on fixed rates or fixed standalone selling price. Revenue is recognized when rooms are occupied when the respective performance obligations are satisfied.

Sublease rental revenues are derived from subleasing partial space of the leased-and-operated hotels to third-parties. In accordance with the provisions of ASC Topic 842, Leases (“ASC 842”) since the Group has not been relieved as the primary obligor of the head lease, the Group cannot net the sublease income against its lease payment to calculate the lease liability and right-of-use (“ROU”) asset. The Group records sub-lease rental revenue over the term of the subleases on a straight-line basis. The sublease rental revenue included in leased-and-operated hotels revenue amounted to RMB 102,194,590, RMB 90,666,129 and RMB 63,433,911 (USD 9,070,929) for the years ended December 31, 2023, 2024 and 2025, respectively.

Leased and operated restaurant revenues

Revenues from leased-and-operated restaurants are primarily derived from restaurant operations, including the dine-in orders in restaurants and take-out orders sold through third-party platforms. Revenues are recognized when a customer takes possession of the food, which is when our obligation to perform is satisfied. Payment terms with respect to these sales are short-term in nature.

Franchise and managed hotel revenues

The franchise and managed agreements contain the following promised services:

●	Intellectual Property (“IP”) license grant the right to access the Group’s hotel system IP, including brand names.

●	Pre-opening services include providing services (e.g., property design, leasehold improvement, construction project management, systems installation, personnel recruiting and training, etc.) to the franchisees to assist in preparing for the hotel opening.

●	System maintenance services include providing standardization hotel property management system (“PMS”), central reservation system (“CRS”) and other internet related services.

●	Hotel management services include providing day-to-day management services of the hotels for the franchisees.

The promises to provide pre-opening services and system maintenance services are not distinct performance obligation because they are attendant to the license of IP. Therefore, the promises to provide pre-opening services and system maintenance services are combined with the license of IP to form a single performance obligation. Hotel management services form a single distinct performance obligation.

Revenues from franchised-and-managed hotels are derived from franchise agreements where the franchisees are required to pay (i) an initial one-time non-refundable franchise fee, and (ii) continuing franchise fees, which mainly consist of on-going management and service fees based on a certain percentage of the room revenues of the franchised-and-managed hotels and CRS usage fee based on a fixed rate per transaction. For franchised-and-managed hotels, the Group has a performance obligation to provide franchisees a license to its hotel system intellectual property for use of certain of its brand names. The one-time franchise fees are fixed consideration payable upon submission of a franchise application or renewal and are recognized on a straight-line basis over the initial or renewal term of the franchise agreements. The Group does not consider this advance consideration to include a significant financing component, since it is used to protect the Group from the franchisees failing to adequately complete some or all of its obligations under the contract. The continuing fees represent variable consideration, as the transaction price is based on a percentage of underlying service revenue is recognized by the franchisees’ operations. The Group recognizes continuing franchise fees on a monthly basis over the term of the agreement as those amounts become payable.

In addition, the Group designates hotel managers to certain hotels and accounts for hotel manager fees related to the hotels under the franchise program as revenues. Pursuant to the franchise-and-management agreements, the Group charges the franchisees fixed hotel manager fees to compensate the Group for the franchised-and-managed hotel managers’ salaries, social welfare benefits and certain other out-of-pocket expenses as incurred. During the years ended December 31, 2023, 2024 and 2025, the hotel manager fees that were recognized as part of franchised-and-managed hotels revenue were RMB 134,798,805, RMB 121,522,458 and RMB 113,814,539 (USD 16,275,263), respectively.

Franchise and managed restaurant revenues

Franchise and managed restaurant revenues consist of initial one-time non-refundable franchise fees and continuing franchise fees. The one-time franchise fees are fixed consideration payable upon submission of a franchise application or renewal and are recognized on a straight-line basis over the initial or renewal term of the franchise agreements. Such revenues have been insignificant during the presented periods. The Group does not consider this advance consideration to include a significant financing component, since it is used to protect the Group from the franchisees failing to adequately complete some or all of its obligations under the contract. Continuing franchise fees are based upon a percentage of franchisee sales, as those sales occur. The continuing fees represent variable consideration, as the transaction price is based on a percentage of underlying service revenue recognized by the franchisees’ operations. The Group recognizes continuing franchise fees monthly over the term of the agreement as those amounts become payable.

Wholesale and other revenues

Wholesale revenues are primarily derived from sales of prepared meals and frozen foods to supermarkets, distributors and restaurant franchisees. The revenues from product sales are recognized at a point in time when the control of the product is transferred to the customer. The Group recognizes revenues net of discounts, return allowances and sales rebate. The Group estimates product returns based on historical experience, which historically have not been significant. Payment terms with respect to these sales are short-term in nature.

Other revenues are derived from hotel business segment selling hotel related products through the Group’s online mall and to franchisees. Revenues are recognized upon customers’ acceptance. Such revenues have been insignificant during the presented periods.

Membership Program

The Group invites its customers to participate in a membership program with four tiers of membership – E-membership, R-membership, gold membership and platinum membership. A one-time membership fee is charged for new members except for the E-membership. The membership automatically expires after two years in the event of non-usage and is automatically renewed if used at least once within a two-year period. Members enjoy discounts on room rates, priority in hotel reservation, and accumulate membership points for their paid stays, which can be redeemed for membership upgrades, room night awards and other gifts within two years after the points are earned.

Membership fees from the Group’s membership program are earned and recognized on a straight-line basis over the expected membership duration of the different membership levels. Such duration is estimated based on the Group’s and management’s experience and is adjusted on a periodic basis to reflect changes in membership retention. The membership duration is estimated to be three to five years depending on membership level.

Membership points earned by members represent a material right to free or discounted goods or services in the future. The membership program has one performance obligation that consists of marketing and managing the program and arranging for award redemptions by members. The amount of revenue the Group recognize upon point redemption is impacted by the estimate of the “breakage” for points that members will never redeem, which amount were included in revenues from leased and operated hotel or revenues from franchised and managed hotels depending on the type of hotels the membership was sold at. The Group estimates breakage based on the Group’s historical experience and expectations of future member behavior and will true up the estimated breakage at end of each period. The Group recognizes revenue net of reimbursement paid to franchisees as its performance obligation is to facilitate the transaction between the member and the franchised and managed hotels.

PRC Value-Added Taxes and related tax surcharges

The accommodation services of the Group are subject to 6% of Value-Added Taxes (“VAT”) and the restaurant services of the Group are subject to 13% of VAT. Revenues are recorded net of VAT.

The Group is subject to education surtax and urban maintenance and construction tax, on the services provided in the PRC.

Advertising and promotional expenses

Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the consolidated statements of comprehensive income as incurred, and amounted to RMB 24,170,599, RMB 22,872,580 and RMB 25,367,195 (USD 3,627,461) for the years ended December 31, 2023, 2024 and 2025, respectively.

Government subsidies

Government subsidies are received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. Such subsidies allow the Group full discretion to utilize the funds and are used by the Group for general corporate purposes. During the years ended December 31, 2023, 2024 and 2025, the Group received financial subsidies of RMB 13,076,243, RMB 8,075,235 and RMB 14,806,814 (USD 2,117,346), respectively, from various local PRC government authorities. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Such amounts are recorded as other operating income when received as the amount of the subsidies and the timing of payment are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive any or similar subsidies in the future.

Interest

Interest income is mainly generated from bank deposits and other interest earning financial assets and is recognized on an accrual basis using the effective interest method.

Leases

The Group leases properties from property owners. In evaluating whether an agreement constitutes a lease. the Group reviews the contractual terms to determine which party obtains both the economic benefits and control of the assets at the inception of the contract. The Group categorizes leases with contractual terms longer than twelve months as either operating or finance lease at the commencement date of a lease. However, the Group has no finance leases for any of the periods presented. The Group recognizes a lease liability for future fixed lease payments and a ROU asset representing the right to use the underlying asset for the lease term. The lease term is based on the non-cancellable term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise the option. Lease liabilities are recognized at commencement date based on the present value of fixed lease payments over the lease term using the rate implicit in the lease, if available, or the Group’s incremental borrowing rate. As the Group’s leases do not provide an implicit borrowing rate, the Group uses an incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at the commencement date. Current maturities of operating lease liabilities are classified as operating lease liabilities, current in the Group’s consolidated balance sheets. Most leases have initial terms ranging from 5 to 20 years. The Group’s lease agreements may include non-lease components, mainly common area maintenance, which are combined with the lease components as the Group elects to account for these components as a single lease component, as permitted. Besides, the Group’s lease payments are fixed. Lease expense for fixed lease payments is recognized on a straight-line basis over the lease term. The Group’s lease agreements do not contain any significant residual value guarantees or restricted covenants.

The ROU assets are measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred by the Group, deferred rent and lease incentives, and any off-market terms (that is, favorable or unfavorable terms) present in the lease when the Group acquired leases in a business combination in which the acquiree acts as a lessee. The Group evaluates the carrying value of ROU assets if there are indicators of impairment and reviews the recoverability of the related asset group.

The Group reassesses of a contract is or contains a leasing arrangement and re-measures ROU assets and liabilities upon modification of the contract. The Group will derecognize ROU assets and liabilities, with difference recognized in the consolidated statements of comprehensive income on the contract termination.

Income taxes

Income taxes are provided for using the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates or change in tax status is recognized in income in the period the change in tax status occurs or the change in tax rates or tax law is enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some or all of the deferred tax assets will not be realized.

In accordance with ASC subtopic 740-10, Income Taxes, Overall, the Group recognizes the benefit of a tax position if the tax position is more likely than not to prevail based on the technical merits of the tax position. Tax positions that meet the “more likely than not” threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement.

The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit or appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each tax audit is concluded, adjustments, if any, are recorded in the Group’s financial statements. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. The Group has elected to include interest and penalties related to an uncertain tax position in “income tax (expense) benefit” in the consolidated statements of comprehensive income.

Foreign currency translation and transactions

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company, GreenTree Samoa, GreenTree Suites, PHI and the entities incorporated in Hong Kong is the United States dollar (“USD”). The financial records of PRC subsidiaries of the Group are maintained in the local currency, the RMB, which is their functional currency.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are re-measured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing on the transaction dates. Transaction gains and losses are recognized in “other income, net” in the consolidated statements of comprehensive income. The Group recorded net foreign currency transaction gain of RMB 10,757,354 and RMB 16,474,064 for the years ended December 31, 2023 and 2024, and foreign currency transaction loss of RMB 45,830,117 (USD 6,553,620) for the year ended December 31, 2025, respectively.

Assets and liabilities are translated into RMB at the exchange rate at the balance sheet date. Equity accounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive (loss) income in the consolidated statements of comprehensive income.

Convenience translation

Translations of amounts from RMB into U.S. dollars into U.S. dollars are solely for the convenience of the reader and were calculated at the noon buying rate of USD 1 to RMB 6.9931 on December 31, 2025, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 31, 2025, or at any other rate.

Fair value measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Group follows ASC subtopic 820-10, Fair Value Measurements and Disclosures, which establishes a three-tier fair value hierarchy, and prioritizes the inputs used in measuring fair value as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Assets and Liabilities Measured at Fair Value on a recurring basis

Investments in equity securities with readily determinable fair values are measured using quoted market prices and are recorded at fair values at each balance sheet date. The fair value of the Group’s investments in wealth management products are measured using the income approach, based on quoted market interest rates of a similar instrument and other significant inputs derived from or corroborated by observable market data.

For the available-for-sale debt investment, the Group uses a combination of valuation methodologies, including income approach and Black-Scholes-Merton valuation model based on the Group’s best estimate, which is determined by using information including but not limited to the future cash flow forecast, discount rate, expected volatility and a discount for lack of marketability. These unobservable inputs and resulting fair value estimates may be affected by unexpected changes in future market or economic conditions.

The carrying values of other financial instruments, which consist of cash and cash equivalents, time deposits, accounts receivable, current portion of loans receivable, accounts payable, and short-term bank loans approximate their fair value due to the short-term nature of these instruments. The Group does not use derivative instruments to manage risks.

The following table summarizes the Group’s financial assets and liabilities measured and recorded at fair value as of December 31, 2024 and 2025 on a recurring basis:

		Fair Value Measurements at Reporting Date Using
	As of December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	2024	(Level 1)	(Level 2)	(Level 3)
Short-term investments
Wealth management products	10,475	-	10,475	-
Long-term investments
Equity securities with readily determinable fair value	28,355,681	28,355,681	-	-
Available-for-sale debt investment	103,709,272	-	-	103,709,272
Total	132,075,428	28,355,681	10,475	103,709,272

		Fair Value Measurements at Reporting Date Using
	As of December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	2025	(Level 1)	(Level 2)	(Level 3)
Long-term investments
Available-for-sale debt investment	103,709,272	-	-	103,709,272
Total	103,709,272	-	-	103,709,272

Reconciliations of assets and liabilities categorized within Level 3 under the fair value hierarchy are as follows:

Available-for- sale debt investment

January 1, 2024	103,703,272
Net unrealized fair value change recognized in other comprehensive income	6,000
December 31, 2024	103,709,272
Net unrealized fair value change recognized in other comprehensive income	-
December 31, 2025	103,709,272
December 31, 2025 (USD)	14,208,112

Significant Unobservable Inputs

Financial Assets	Unobservable Input	Inputs as of December 31, 2024	Inputs as of December 31, 2025

Available-for-sale debt investment	WACC	11%	12%
	Discount for lack of marketability	39%	36%
	Expected volatility	43%	33%

Comprehensive income (loss)

Comprehensive income (loss) is defined as the increase in equity of the Group during a year from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive income (loss) of the Group includes the foreign currency translation adjustments and unrealized gains (losses) on available-for-sale investments.

Employee benefits

The full-time employees of the Group’s PRC subsidiaries participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries of the Group to make contributions to the government for these benefits beyond the contribution made. The total amounts for such employee benefits, which were expensed as incurred, amounted to RMB 54,737,023, RMB 49,181,636 and RMB 37,292,831 (USD 5,332,804) for the years ended December 31, 2023, 2024 and 2025, respectively.

Earnings per share

Class A and Class B ordinary shares have the same rights with regard to dividends and distributions upon liquidation of the Group. Net income is allocated on a pro rata basis to the Class A and Class B ordinary shares to the extent that each class shares in income for the period. Basic earnings per share for each class of ordinary shares is computed by dividing net income attributable to that class by the weighted average number of ordinary shares outstanding of that class for the period. Diluted earnings per share is calculated by dividing net income attributable to the Class A and Class B ordinary shares as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, long-term deposits, accounts receivable, amounts due from related parties and loans receivable. As of December 31, 2024, the Group had RMB 1,682,703,645 and RMB 128,078,768 of cash and cash equivalents and restricted cash and long-term time deposits that are held by financial institutions in the PRC and outside of the PRC, respectively. As of December 31, 2025, the Group had RMB 1,783,979,317 (USD 255,105,649) and RMB 180,037,563 (USD 25,745,029) of cash and cash equivalents and restricted cash and long-term time deposits that are held by financial institutions in the PRC and outside of the PRC, respectively. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

The Group conducts credit evaluations on its customers and generally does not require collateral or other security from such customers. The Group periodically evaluates the creditworthiness of the existing customers in determining an allowance for credit losses primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

The Group made loans to third-parties and related parties under loan agreements and is exposed to credit risk in case of defaults by the debtors. The maximum amount of loss due to credit risk is limited to the total outstanding principal plus accrued interest on the balance sheet date. As of December 31, 2024 and 2025, there were RMB 460,249,212 and RMB 450,846,929 (USD 64,470,253) of loans receivable outstanding, respectively. The Group evaluates and monitors the credit worthiness of the debtors and records an allowance for credit losses based on an assessment of the payment history, the existence of collateral, current information and events, and the facts and circumstances around the credit risk of the debtor.

Currency Convertibility Risk

Substantially all of the Group’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized by the PRC government to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign Currency Exchange Rate Risk

The functional currency of the Company is USD, and the reporting currency is RMB. Since July 21, 2005, RMB has been permitted by the PRC government to fluctuate within a managed band against a basket of certain foreign currencies. The appreciation of the USD against the RMB was approximately 2.94% and 2.81%, in 2023 and 2024 respectively. The depreciation of the USD against the RMB was approximately 4.19% in 2025. Any significant revaluation of RMB may materially and adversely affect the cash flows, operating results and financial position of the Group. As a result, an appreciation of RMB against USD would result in foreign currency translation loss when translating the net assets of the Group from USD into RMB.

Recent Accounting Pronouncements

New accounting standards which have been adopted

In December 2023, the FASB issued ASU 2023-09, Improvements to income tax disclosures (“ASU 2023-09”), which requires entities to provide additional information in the rate reconciliation and additional disclosures about income taxes paid. The ASU 2023-09 also eliminates certain existing requirements related to uncertain tax positions and unrecognized deferred tax liabilities and replaces the term “public entity” with “public business entity” (PBE) in ASC 740. The Group adopted ASU 2023-09 during the year ended December 31, 2025 on a prospective basis, and such adoption did not have a material impact on the consolidated financial statements. See Note 20 for further information.

New accounting standards which have not yet been adopted

 In December 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires additional disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. In January 2025, the FASB issued ASU 2025-01, which clarifies the effective date of ASU 2024-03. ASU 2024-03 is effective for fiscal year beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. This ASU should be applied prospectively with the option to apply the standard retrospectively. Early adoption is permitted. The Group is currently evaluating the impact of this new standard on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity can elect a practical expedient to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the assets when estimating expected credit losses. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. This ASU should be applied prospectively. The Group is currently evaluating the impact of this new standard on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASU 2025-10”), to improve generally accepted accounting principles by establishing authoritative guidance on the accounting for government grants received by business entities. The amendments establish the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. The guidance is effective for fiscal years beginning after December 15, 2028, with early adoption permitted, and it can be applied using one of the following approaches: (1) a modified prospective approach; (2) a modified retrospective approach and (3) a retrospective approach to all government grants. The Group is currently evaluating the impact of this new standard on its consolidated financial statements.